united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-4923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
5100 Poplar Avenue, Suite 2450, Memphis, TN	38137
(Address of principal executive offices)	(Zip code)

Andrew R. McCarroll, Esq., Southeastern Asset Management, Inc.

5100 Poplar Avenue, Suite 2450, Memphis, TN 38137

(Name and address of agent for service)

Registrant’s telephone number, including area code:	901-761-2474

Date of fiscal year end:	12/31

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Longleaf Partners Fund

 (LLPFX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Longleaf Partners Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-fund/. You can also request this information by contacting us at (800) 445-9469.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Fund	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

We returned -0.77% over the period ending June 30, 2026. The broader market has grown highly speculative, and we are grateful for your patience. Our portfolios have become more attractive on Price-to-Value (P/V) and Price-to-Free Cash Flow (P/FCF) metrics.

Notable contributors

• FedEx Corporation, People Incorporated, Fortune Brands Innovations, Inc., Magnum Ice Cream Co. N.V. and MGM Resorts International

Notable detractors

• Mattel, Inc., Albertsons Companies, Inc., Fidelity National Information Services, Inc., Regeneron Pharmaceuticals Inc. and Bio-Rad Laboratories, Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Longleaf Partners Fund
Russell 1000® Value Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$42,271
$29,757
$17,880
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Longleaf Partners Fund	Russell 1000® Value Index	S&P 500® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,235	$11,553	$11,790
Jun-2018	$13,178	$12,335	$13,484
Jun-2019	$11,668	$13,379	$14,889
Jun-2020	$10,354	$12,197	$16,006
Jun-2021	$16,817	$17,525	$22,536
Jun-2022	$14,144	$16,330	$20,144
Jun-2023	$15,174	$18,214	$24,091
Jun-2024	$16,068	$20,592	$30,006
Jun-2025	$17,491	$23,414	$34,556
Jun-2026	$17,880	$29,757	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	10 Years
Longleaf Partners Fund	-0.77%	2.22%	1.23%	5.98%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Russell 1000® Value Index	16.23%	27.09%	11.17%	11.52%

All returns of one year or less are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
18.8%
Consumer Staples
18.8%
Health Care
13.1%
Financials
9.7%
Real Estate
7.7%
Communications
7.3%
Industrials
7.0%
Energy
6.0%
Short-Term Investments and Other Assets (Liabilities), Net
11.6%

Table Summary
Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	11.6%
Energy	6.0%
Industrials	7.0%
Communications	7.3%
Real Estate	7.7%
Financials	9.7%
Health Care	13.1%
Consumer Staples	18.8%
Consumer Discretionary	18.8%

Fund Statistics

Table Summary
Net Assets	$1,059,467,180
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$3,724,333
Portfolio Turnover	33%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Common Stocks	88.4%
Short-Term Investments and Other Assets (Liabilities), Net	11.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rayonier, Inc.	7.7%
The Magnum Ice Cream Company N.V.	7.4%
People, Inc.	7.3%
Exor N.V.	7.1%
Mattel, Inc.	6.7%
Albertsons Companies, Inc. - Class A	6.7%
CNX Resources Corporation	6.0%
Fortune Brands Innovations, Inc.	4.9%
The Kraft Heinz Company	4.7%
Regeneron Pharmaceuticals, Inc.	4.7%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (southeasternasset.com/investment-offerings/longleaf-partners-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-LLPFX

Longleaf Partners Fund - - (LLPFX)

Semi-Annual Shareholder Report - June 30, 2026

Longleaf Partners Global Fund

 (LLGLX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Longleaf Partners Global Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-global-fund/. You can also request this information by contacting us at (800) 445-9469.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Global Fund	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

We returned 1.21% over the period ending June 30, 2026. The broader market has grown highly speculative, and we are grateful for your patience. Our portfolios have become more attractive on Price-to-Value (P/V) and Price-to-Free Cash Flow (P/FCF) metrics.

Notable contributors

• Delivery Hero SE, Glanbia PLC, People Incorporated, Fortune Brands Innovations, Inc. and FedEx Corporation

Notable detractors

• IDP Education Ltd., Mattel, Inc., Jollibee Foods Corp., Regeneron Pharmaceuticals, Inc. and Albertsons Companies, Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Longleaf Partners Global Fund	FTSE Developed Index	MSCI World Index	MSCI World Value Index
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$14,289	$11,870	$11,820	$11,868
Jun-2018	$15,058	$13,179	$13,130	$12,528
Jun-2019	$14,288	$13,933	$13,961	$13,059
Jun-2020	$12,879	$14,326	$14,358	$11,581
Jun-2021	$18,103	$19,949	$19,964	$15,971
Jun-2022	$13,734	$16,981	$17,102	$14,912
Jun-2023	$15,363	$20,085	$20,267	$16,500
Jun-2024	$16,380	$24,061	$24,360	$18,793
Jun-2025	$18,957	$28,009	$28,320	$21,788
Jun-2026	$20,725	$34,655	$34,363	$26,328

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Longleaf Partners Global Fund	1.21%	9.33%	2.74%	7.56%
FTSE Developed Index	11.40%	23.73%	11.68%	13.23%
MSCI World Index	9.69%	21.34%	11.47%	13.14%
MSCI World Value Index	10.50%	20.84%	10.51%	10.16%

All returns of one year or less are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Effective December 31, 2025, the Fund transitioned from the FTSE Developed Index to the MSCI World Index. We believe that the MSCI World Index accurately reflects the principal investment strategies of the Fund and provides better economic efficiencies for the Fund.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	8.9%
Industrials	3.7%
Energy	6.0%
Financials	7.1%
Real Estate	7.7%
Health Care	11.7%
Communications	14.1%
Consumer Discretionary	20.3%
Consumer Staples	20.5%

Fund Statistics

Table Summary
Net Assets	$692,022,383
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$2,941,840
Portfolio Turnover	32%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Common Stocks	91.1%
Short-Term Investments and Other Assets (Liabilities), Net	8.9%

Country Weighting (% of net assets)

United States
51.9%
Netherlands
17.0%
France
6.9%
Australia
4.5%
Philippines
3.4%
Mexico
3.4%
Ireland
2.7%
Japan
1.3%
Short-Term Investments and Other Assets (Liabilities), Net
8.9%

Table Summary
Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	8.9%
Japan	1.3%
Ireland	2.7%
Mexico	3.4%
Philippines	3.4%
Australia	4.5%
France	6.9%
Netherlands	17.0%
United States	51.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rayonier, Inc.	7.7%
People, Inc.	7.2%
Exor N.V.	7.1%
Canal+ SA	6.9%
The Magnum Ice Cream Company N.V.	6.2%
CNX Resources Corporation	6.0%
Mattel, Inc.	5.7%
Regeneron Pharmaceuticals, Inc.	4.8%
Albertsons Companies, Inc. - Class A	4.7%
IDP Education Ltd.	4.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (southeasternasset.com/investment-offerings/longleaf-partners-global-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-LLGLX

Longleaf Partners Global Fund - - (LLGLX)

Semi-Annual Shareholder Report - June 30, 2026

Longleaf Partners Small-Cap Fund

 (LLSCX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Longleaf Partners Small-Cap Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/. You can also request this information by contacting us at (800) 445-9469.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Small-Cap Fund	$46	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

We returned -5.12% over the period ending June 30, 2026. The broader market has grown highly speculative, and we are grateful for your patience. Our portfolios have become more attractive on Price-to-Value (P/V) and Price-to-Free Cash Flow (P/FCF) metrics.

Notable contributors

• Shenandoah Telecommunications Company, Atlanta Braves Holdings Inc, Alexander's, Inc., TripAdvisor, Inc. and Graham Holdings

Notable detractors

• Liberty Capital Corporation, Mattel, Inc., Becle S.A.B. de C.V., Empire State Realty Trust, Inc. and CNX Resources Corporation

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Longleaf Partners Small-Cap Fund
Russell 2000® Index
Russell 2000® Value Index
Russell 3000® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$40,667
$30,034
$28,123
$16,763
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Longleaf Partners Small-Cap Fund	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$11,478	$12,460	$12,486	$11,851
Jun-2018	$12,840	$14,649	$14,121	$13,602
Jun-2019	$12,177	$14,164	$13,241	$14,824
Jun-2020	$9,669	$13,226	$10,927	$15,792
Jun-2021	$15,812	$21,429	$18,934	$22,767
Jun-2022	$13,120	$16,029	$15,851	$19,610
Jun-2023	$13,472	$18,002	$16,803	$23,327
Jun-2024	$15,322	$19,812	$18,634	$28,721
Jun-2025	$17,122	$21,334	$19,666	$33,114
Jun-2026	$16,763	$30,034	$28,123	$40,667

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Longleaf Partners Small-Cap Fund	-5.12%	-2.10%	1.17%	5.30%
Russell 2000® Index	22.57%	40.78%	6.98%	11.62%
Russell 2000® Value Index	22.99%	43.01%	8.23%	10.89%
Russell 3000® Index	10.86%	22.81%	12.30%	15.06%

All returns of one year or less are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Effective May 1, 2024, the Fund changed its broad-based securities market index to the Russell 3000 Index due to regulatory requirements. The Fund retained the Russell 2000 Index and the Russell 2000 Value Index as performance benchmarks because they more closely align with the Fund’s investment strategies and restrictions.

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples
20.2%
Real Estate
19.3%
Communications
17.7%
Consumer Discretionary
16.7%
Energy
6.2%
Financials
4.9%
Materials
3.8%
Short-Term Investments and Other Assets (Liabilities), Net
11.2%

Table Summary
Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	11.2%
Materials	3.8%
Financials	4.9%
Energy	6.2%
Consumer Discretionary	16.7%
Communications	17.7%
Real Estate	19.3%
Consumer Staples	20.2%

Fund Statistics

Table Summary
Net Assets	$640,714,679
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$2,914,739
Portfolio Turnover	25%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Common Stocks	88.8%
Short-Term Investments and Other Assets (Liabilities), Net	11.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Becle S.A.B. de C.V.	7.9%
Rayonier, Inc.	7.7%
Empire State Realty Trust, Inc. - Class A	7.3%
Mattel, Inc.	7.1%
Liberty Capital Corporation - Class C	6.5%
CNX Resources Corporation	6.2%
Shenandoah Telecommunications Company	6.2%
White Mountains Insurance Group Ltd.	4.9%
Atlanta Braves Holdings, Inc. - Class C	4.9%
TripAdvisor, Inc.	4.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-LLSCX

Longleaf Partners Small-Cap Fund - - (LLSCX)

Semi-Annual Shareholder Report - June 30, 2026

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and Additional Information

June 30, 2026

Partners Fund

Small-Cap Fund

Global Fund

Longleaf Partners Funds

/ 1

Portfolio of Investments (Unaudited)

Longleaf Partners Fund
June 30, 2026

Common Stocks
	Shares	Value	% of Net Assets
Apparel & Textile Products
PVH Corporation	587,681	$43,641,191	4.1%
Asset Management
Exor N.V. (Netherlands)	984,126	75,295,697	7.1
Biotech & Pharma
Abbott Laboratories	506,914	45,997,376	4.3
Regeneron Pharmaceuticals, Inc.	79,898	49,819,599	4.7
		95,816,975	9.0
Food
The Kraft Heinz Company	2,121,222	50,103,264	4.7
The Magnum Ice Cream Company N.V.(a) (Netherlands)	4,488,582	78,098,947	7.4
		128,202,211	12.1
Home Construction
Fortune Brands Innovations, Inc.	949,492	52,127,111	4.9
Internet Media & Services
People, Inc.(a)	1,688,257	77,929,943	7.3
Leisure Facilities & Services
MGM Resorts International(a)	682,462	32,628,508	3.1
Leisure Products
Mattel, Inc.(a)	5,093,424	70,696,725	6.7
Machinery
CNH Industrial N.V. (Netherlands)	3,308,474	37,154,163	3.5
Medical Equipment & Devices
Avantor, Inc.(a)	4,410,842	43,667,336	4.1
Oil & Gas Producers
CNX Resources Corporation(a)	1,866,703	63,337,233	6.0
REITs
Rayonier, Inc.	3,819,692	81,283,046	7.7
Retail - Consumer Staples
Albertsons Companies, Inc. - Class A	5,224,267	70,684,333	6.7
Specialty Finance
Fidelity National Information Services, Inc.	700,732	27,244,460	2.6
Transportation & Logistics
FedEx Corporation	117,447	36,776,179	3.5
Total Common Stocks (Cost $873,183,316)		936,485,111	88.4

See Accompanying Notes to Financial Statements.

/ 2

Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 2.97%, dated 06/30/2026, due 07/01/2026, Repurchase price $113,587,370 (Collateral: $115,849,560 U.S. Treasury Bonds, 3.500%-4.250% due 03/15/2029-06/30/2031, par $116,377,300) (Cost $113,578,000)	$113,578,000	$113,578,000	10.7%
Total Investments (Cost $986,761,316)		1,050,063,111	99.1
Other Assets (Liabilities), Net		9,404,069	0.9
Net Assets		$1,059,467,180	100.0%

(a)	Non-income producing security.

See Accompanying Notes to Financial Statements.

/ 3

Portfolio of Investments (Unaudited)

Longleaf Partners Small-Cap Fund

June 30, 2026

Common Stocks
	Shares	Value	% of Net Assets
Beverages
Becle S.A.B. de C.V. (Mexico)	60,902,195	$50,492,402	7.9%
The Boston Beer Company, Inc. - Class A(a)	145,806	25,812,036	4.0
		76,304,438	11.9
Consumer Services
Graham Holdings Company - Class B	26,606	30,368,621	4.7
Containers & Packaging
Clearwater Paper Corporation(a),(b)	1,536,900	24,098,592	3.8
Food
Dole PLC (Ireland)	1,749,063	23,997,144	3.7
Gruma S.A.B. de C.V. (Mexico)	1,806,547	29,134,023	4.6
		53,131,167	8.3
Insurance
White Mountains Insurance Group Ltd. (Bermuda)	15,233	31,583,950	4.9
Internet Media & Services
TripAdvisor, Inc.(a)	2,254,163	30,904,575	4.8
Leisure Facilities & Services
Atlanta Braves Holdings, Inc. - Class C(a)	604,065	31,350,974	4.9
Leisure Products
Mattel, Inc.(a)	3,258,442	45,227,174	7.1
Oil & Gas Producers
CNX Resources Corporation(a)	1,161,846	39,421,435	6.2
REITs
Alexander’s, Inc.	98,861	27,242,137	4.3
Empire State Realty Trust, Inc. - Class A	8,682,360	46,971,568	7.3
Rayonier, Inc.	2,333,668	49,660,455	7.7
		123,874,160	19.3
Telecommunications
Liberty Capital Corporation - Class A(a)	72,692	1,591,955	0.2
Liberty Capital Corporation - Class C(a)	1,932,200	41,658,232	6.5
Shenandoah Telecommunications Company(b)	2,612,640	39,398,611	6.2
		82,648,798	12.9
Total Common Stocks (Cost $493,546,195)		568,913,884	88.8

See Accompanying Notes to Financial Statements.

/ 4

Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 2.97%, dated 06/30/2026, due 07/01/2026 Repurchase Price: $72,996,022 (Collateral: $74,449,800 U.S. Treasury Notes, 3.500% due 03/15/2029, Par $74,840,100) (Cost $72,990,000)	$72,990,000	$72,990,000	11.4%
Total Investments (Cost $566,536,195)		641,903,884	100.2
Other Assets (Liabilities), Net		(1,189,205)	(0.2)
Net Assets		$640,714,679	100.0%

(a)	Non-income producing security.
(b)	Affiliated security during the period.

See Accompanying Notes to Financial Statements.

/ 5

Portfolio of Investments (Unaudited)

Longleaf Partners Global Fund

June 30, 2026

Common Stocks
	Shares	Value	% of Net Assets
Asset Management
Exor N.V. (Netherlands)	640,532	$49,044,250	7.1%
Biotech & Pharma
Abbott Laboratories	243,014	22,051,090	3.2
Regeneron Pharmaceuticals, Inc.	52,899	32,984,642	4.8
		55,035,732	8.0
Commercial Support Services
Medley, Inc.(a) (Japan)	711,800	8,885,879	1.3
Consumer Services
IDP Education Ltd.(b) (Australia)	19,701,113	31,051,400	4.5
Entertainment Content
Canal+ SA (France)	14,764,899	47,962,939	6.9
Food
Glanbia PLC (Ireland)	659,147	18,422,813	2.7
Gruma S.A.B. de C.V. (Mexico)	1,457,661	23,507,569	3.4
The Kraft Heinz Company	1,031,418	24,362,093	3.5
The Magnum Ice Cream Company N.V.(a) (Netherlands)	2,481,727	43,181,531	6.2
		109,474,006	15.8
Home Construction
Fortune Brands Innovations, Inc.	544,163	29,874,549	4.3
Internet Media & Services
People, Inc.(a)	1,075,944	49,665,575	7.2
Leisure Facilities & Services
Jollibee Foods Corporation (Philippines)	10,671,480	23,476,387	3.4
MGM Resorts International(a)	346,476	16,565,018	2.4
		40,041,405	5.8
Leisure Products
Mattel, Inc.(a)	2,862,714	39,734,470	5.7
Medical Equipment & Devices
Koninklijke Philips N.V. (Netherlands)	949,782	25,814,155	3.7
Oil & Gas Producers
CNX Resources Corporation(a)	1,222,784	41,489,061	6.0
REITs
Rayonier, Inc.	2,493,301	53,057,445	7.7
Retail - Consumer Staples
Albertsons Companies, Inc. - Class A	2,414,495	32,668,117	4.7
Transportation & Logistics
FedEx Corporation	52,485	16,434,628	2.4
Total Common Stocks (Cost $600,703,437)		630,233,611	91.1

See Accompanying Notes to Financial Statements.

/ 6

Short-Term Obligations
	Principal Amount	Value	% of Net Assets
Repurchase Agreement with State Street Bank, 2.97%, dated 06/30/2026, due 07/01/2026 Repurchase Price: $61,695,089 (Collateral: $62,923,800 U.S. Treasury Notes, 3.500% due 03/15/2029, Par $63,253,700) (Cost $61,690,000)	$61,690,000	$61,690,000	8.9%
Total Investments (Cost $662,393,437)		691,923,611	100.0
Other Assets (Liabilities), Net		98,772	0.0 (c)
Net Assets		$692,022,383	100.0%

(a)	Non-income producing security.
(b)	Affiliated security during the period.
(c)	Amount represents less than 0.05%.

See Accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities (Unaudited)

at June 30, 2026

	Partners Fund	Small-Cap Fund	Global Fund
Assets:
Investments in unaffiliated securities, at cost	$873,183,316	$460,696,474	$554,681,886
Investments in affiliated securities, at cost	—	32,849,721	46,021,551
Investments in repurchase agreements, at cost	113,578,000	72,990,000	61,690,000
Total Securities, at cost	$986,761,316	$566,536,195	$662,393,437
Investments in unaffiliated securities, at fair value	$936,485,111	$544,815,292	$599,182,211
Investments in affiliated securities, at fair value	—	24,098,592	31,051,400
Investments in repurchase agreements, at fair value	113,578,000	72,990,000	61,690,000
Total Securities, at fair value	$1,050,063,111	$641,903,884	$691,923,611
Cash	520	476	349
Foreign Cash (Cost $416, $—. and $—, respectively)	475	—	—
Receivable from:
Dividends and interest	152,655	154,692	69,121
Foreign tax reclaims	—	518,367	919,062
Fund shares sold	4,777	40,914	—
Securities sold	10,205,767	2,066,987	—
Other Assets	11,927	6,576	—
Total Assets	1,060,439,232	644,691,896	692,912,143
Liabilities:
Due to custodian, Foreign Cash (Cost $—, $—, and $126, respectively	—	—	124
Payable for:
Fund shares redeemed	271,874	3,440,571	198,194
Investment Counsel fee	595,496	442,207	476,320
Administration fee	25,837	16,068	16,889
Shareholder servicing fee	35,702	35,215	20,203
Merger expenses	—	—	99,009
Other accrued expenses	43,143	43,156	79,021
Total Liabilities	972,052	3,977,217	889,760
Net Assets	$1,059,467,180	$640,714,679	$692,022,383
Net Assets:
Paid in capital	$996,084,907	$855,549,718	$610,107,355
Total distributable earnings (accumulated deficit)	63,382,273	(214,835,039)	81,915,028
Net Assets	$1,059,467,180	$640,714,679	$692,022,383

Total shares outstanding at end of year ($0 par value, unlimited shares authorized)	48,087,868	23,216,315	48,821,990

Net asset value, offering and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$22.03	$27.60	$14.17

See Accompanying Notes to Financial Statements.

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Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2026

	Partners Fund	Small-Cap Fund	Global Fund
Investment Income:
Dividends from non-affiliates (net foreign tax withheld of $83,952, $247,252, and $166,813, respectively)	$8,076,249	$5,430,158	$4,513,448
Dividends from affiliates	—	—	160,969
Interest from non-affiliates	1,842,542	1,518,439	762,299
Total Investment Income	9,918,791	6,948,597	5,436,716
Expenses:
Investment Counsel fee	4,525,298	3,120,308	3,098,607
Administration fees	161,173	104,974	104,107
Transfer agent fees and expenses	81,107	62,185	52,552
Trustees’ fees and expenses	76,865	51,486	48,859
Custodian fees	7,510	12,102	27,510
Compliance officer fees	11,541	9,382	7,868
Other	180,878	167,351	111,449
Total Expenses	5,044,372	3,527,788	3,450,952
Expenses waived	(800,965)	(205,569)	(156,767)
Net Expenses	4,243,407	3,322,219	3,294,185
Net Investment Income	5,675,384	3,626,378	2,142,531
Realized and Unrealized Gain (Loss)
Realized gain (loss):
Non-affiliated securities	18,747,395	7,702,580	57,250,449
Affiliated securities	—	1,347,241	1,736,887
Foreign currency transactions	11,189	(20,409)	74,747
Net Realized Gain	18,758,584	9,029,412	59,062,083
Change in unrealized appreciation (depreciation)
Non-affiliated securities	(33,294,123)	(56,153,007)	(30,951,092)
Affiliated securities	—	7,445,574	(21,391,907)
Foreign currency translations	59	(14,920)	(22,465)
Net Change in Unrealized Depreciation	(33,294,064)	(48,722,353)	(52,365,464)
Net Realized and Unrealized Gain (Loss)	(14,535,480)	(39,692,941)	6,696,619
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,860,096)	$(36,066,563)	$8,839,150

See Accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets

	Partners Fund		Small-Cap Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$5,675,384	$9,246,966	$3,626,378	$1,665,833
Net realized gain from investments and foreign currency transactions	18,758,584	81,295,647	9,029,412	51,196,261
Net change in unrealized depreciation from investments and foreign currency translations	(33,294,064)	(60,213,735)	(48,722,353)	(2,021,869)
Net increase (decrease) in net assets resulting from operations	(8,860,096)	30,328,878	(36,066,563)	50,840,225
Distributions to Shareholders:
Return of capital	—	—	—	(868,882)
Total distributions	—	(129,074,405)	—	(7,625,265)
Total distributions to shareholders	—	(129,074,405)	—	(8,494,147)
Capital Share Transactions:
Net proceeds from sale of shares	36,360,327	3,355,373	33,941,607	94,865,762
Reinvestment of shareholder distributions	—	118,043,795	—	6,928,834
Cost of shares redeemed	(69,361,113)	(189,295,297)	(86,631,615)	(104,738,634)
Net decrease in net assets from capital share transactions	(33,000,786)	(67,896,129)	(52,690,008)	(2,944,038)
Total increase (decrease) in net assets	(41,860,882)	(166,641,656)	(88,756,571)	39,402,040
Net Assets:
Beginning of year or period	1,101,328,062	1,267,969,718	729,471,250	690,069,210
End of year or period	$1,059,467,180	$1,101,328,062	$640,714,679	$729,471,250
Capital Share Transactions:
Issued	1,636,106	143,342	1,169,938	3,316,878
Reinvested	—	5,269,812	—	236,479
Redeemed	(3,163,770)	(7,938,937)	(3,030,699)	(3,695,437)
Net decrease in shares outstanding	(1,527,664)	(2,525,783)	(1,860,761)	(142,080)

See Accompanying Notes to Financial Statements.

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	Global Fund
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$2,142,531	$1,103,616
Net realized gain from investments and foreign currency transactions	59,062,083	18,027,469
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(52,365,464)	18,369,098
Net increase in net assets resulting from operations	8,839,150	37,500,183
Distributions to Shareholders:
Total distributions	—	(23,530,054)
Capital Share Transactions:
Net proceeds from sale of shares	1,445,354	8,254,954
Proceeds from shares issued in connection with the reorganization (See Note 11)	—	525,749,822
Reinvestment of shareholder distributions	—	22,682,173
Cost of shares redeemed	(111,388,927)	(27,155,001)
Net increase (decrease) in net assets from capital share transactions	(109,943,573)	529,531,948
Total increase (decrease) in net assets	(101,104,423)	543,502,077
Net Assets:
Beginning of year or period	793,126,806	249,624,729
End of year or period	$692,022,383	$793,126,806
Capital Share Transactions:
Issued	103,687	585,939
Issued in connection with the reorganization (See Note 11)	—	37,589,042
Reinvested	—	1,630,638
Redeemed	(7,944,184)	(2,125,080)
Net increase (decrease) in shares outstanding	(7,840,497)	37,680,539

See Accompanying Notes to Financial Statements.

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Notes to Financial Statements (Unaudited)

Note 1. Organization

Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, organized on November 26, 1986, which is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended.

Note 2. Significant Accounting Policies

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

Segment Reporting

FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures defines operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by a chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the portfolio managers and principal executive officer of the Funds, who act collectively as the CODM and are responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Management Estimates

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 7. Fair Value Measurements).

Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.

In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.

When market quotations are not readily available, valuations of portfolio securities are determined by Southeastern Asset Management, Inc. (“Southeastern”) in accordance with procedures adopted by and under the general supervision of the Funds’ Board of Trustees (the “Board”). In determining fair value, Southeastern considers relevant qualitative and quantitative information including news regarding significant market or security specific events. Southeastern may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.

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Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S. Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Board. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If country specific (i.e. natural disaster, economic or political developments), issuer specific (i.e. earnings report, merger announcement), or U.S. markets-specific (i.e. significant movement in U.S. markets that would likely affect the value of foreign securities) events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by Southeastern in accordance with procedures adopted by and under the general supervision of the Board using observable data (i.e. trading in depository receipts) or using an external pricing service approved by the Board. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. Such securities are categorized as Level 2.

Security Transactions

The Funds record security transactions on trade date. Realized gains and losses on security transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon after the ex-dividend date as the Fund is able to obtain information on the dividend. Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount using the effective interest method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITs”) and Master Limited Partnerships (“MLPs”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the NYSE market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

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Distributions to Shareholders

Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Expenses

Expenses of the Trust that can be directly attributed to a particular fund are charged to that Fund. Expenses that cannot be directly attributed are allocated among the Funds based either on an equal proration or based on average net assets of each Fund.

Federal Income Taxes

The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to shareholders. Accordingly, no federal income tax provision is required. Reclassifications are made within the Funds’ capital accounts for permanent book and tax basis differences.

The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return but could be longer in certain circumstances. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2022 through 2025), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds did not incur any interest or penalties during the year.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

Note 3. Investment Counsel Agreement and Other Transactions with Affiliates

Southeastern serves as Investment Counsel to the Funds and receives annual compensation, computed daily and paid monthly, in accordance with the following schedule:

Partners Fund	1.00% on first $400 million of average net assets 0.75% in excess of $400 million
Small-Cap Fund	1.00% on first $400 million of average net assets 0.75% in excess of $400 million
Global Fund	1.00% on first $400 million of average net assets 0.75% in excess of $400 million

Investment Counsel fees payable at June 30, 2026 and Investment Counsel fees expense for the six months ended June 30, 2026 are disclosed on the Statements of Assets and Liabilities and the Statements of Operations, respectively.

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Southeastern has contractually committed to waive fees and/or reimburse expenses so that each Fund’s annual operating expenses (excluding taxes, interest, brokerage fees, and extraordinary expenses) do not exceed the following:

Partners Fund	0.79%
Small-Cap Fund	0.95
Global Fund	0.95

Expenses waived and/or reimbursed for the six months ended June 30, 2026 are disclosed on the Statements of Operations and are not subject to recoupment by Southeastern. The fee-waiver agreements are in effect through at least April 30, 2027. These agreements may not be terminated without Board approval.

Southeastern also serves as the Fund Administrator and in this capacity is responsible for managing, performing or supervising the administrative and business operations of the Funds. The Funds pay a fee as compensation for these services of 0.03% per annum of average daily net assets, accrued daily and paid monthly. Administration fee payable at June 30, 2026 and Administration fee expense for the six months ended June 30, 2026 are disclosed in the Statements of Assets and Liabilities and Statements of Operations, respectively.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until resignation or removal. “Independent Trustees,” meaning those Trustees who are not “interested persons”, as defined in the 1940 Act, of the Trust, each receives annual compensation of $90,000 from the Trust, paid in four equal quarterly installments. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings. One Trustee of the Trust is an employee of Southeastern. Trustee fees and expenses for the six months ended June 30, 2026 are disclosed in the Statements of Operations. There were no Trustee fees payable at June 30, 2026.

Note 4. Investment Transactions

Purchases and sales of investment securities for the six months ended June 30, 2026 (excluding short-term and U.S. government obligations) are summarized below:

	Purchases	Sales
Partners Fund	$318,342,444	$365,660,869
Small-Cap Fund	153,005,263	156,322,745
Global Fund	213,948,690	348,251,397

Note 5. Related Ownership

At June 30, 2026, officers, employees of Southeastern and their families, Fund Trustees, the Southeastern retirement plan and other affiliates owned the following:

	% of Fund
Partners Fund	42	*
Small-Cap Fund	37	*
Global Fund	68	*

*	A significant portion consists of a few shareholders whose redemptions could have a material impact on the Fund.

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Note 6. Affiliated Issuers

Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the six months ended June 30, 2026 were as follows:

	Shares at 06/30/26	Value at 12/31/25	Purchases	Sales	Dividends	Net Realized Gain (Loss) 1/1/26 to 06/30/26	Net Unrealized Appreciation (Depreciation) 1/1/26 to 06/30/26	Value at 06/30/26
Small-Cap Fund
Common Stocks
Clearwater Paper Corporation* (Containers & Packaging)	1,536,900	$23,991,729	$2,267,730	$—	$—	$—	$(2,160,867)	$24,098,592
Shenandoah Telecommunications Company^ (Telecommunications)	2,612,640	33,939,316	—	5,494,387	—	1,347,241	9,606,441	39,398,611
		$57,931,045	$2,267,730	$5,494,387	$—	$1,347,241	$7,445,574	$63,497,203
Global Fund
Common Stocks
IDP Education (Consumer Services)	19,701,113	$20,927,998	$35,793,254	$6,014,832	$160,969	$1,736,887	$(21,391,907)	$31,051,400
		$20,927,998	$35,793,254	$6,014,832	$160,969	$1,736,887	$(21,391,907)	$31,051,400

*	Non-income producing security.
^	Not an affiliate at the end of the period.

Note 7. Fair Value Measurements

FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

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A summary of the inputs used in valuing the Funds’ investments at June 30, 2026 follows:

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks	$936,485,111	$—	$—	$936,485,111
Short-Term Obligations	—	113,578,000	—	113,578,000
	$936,485,111	$113,578,000	$—	$1,050,063,111
Small-Cap Fund
Common Stocks	$568,913,884	$—	$—	$568,913,884
Short-Term Obligations	—	72,990,000	—	72,990,000
	$568,913,884	$72,990,000	$—	$641,903,884
Global Fund
Common Stocks	$386,803,391	$243,430,220	$—	$630,233,611
Short-Term Obligations	—	61,690,000	—	61,690,000
	$386,803,391	$305,120,220	$—	$691,923,611

The Funds did not hold any Level 3 securities at June 30, 2026.

Note 8. Federal Income Taxes

The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund as of June 30, 2026 were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Partners Fund	$1,008,845,595	$113,485,266	$(72,267,750)	41,217,516
Small-Cap Fund	570,452,624	115,890,612	(44,439,352)	71,451,260
Global Fund	668,910,929	76,393,399	(53,380,717)	23,012,682

The tax character of fund distributions paid for the year ended December 31, 2025 and December 31, 2024 was as follows:

For fiscal year ended 12/31/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Partners Fund	$47,610,593	$81,463,812	$—	$129,074,405
Small-Cap Fund	7,625,265	—	868,882	8,494,147
Global Fund	8,416,884	15,113,170	—	23,530,054

For fiscal year ended 12/31/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Partners Fund	$12,910,916	$—	$—	$12,910,916
Small-Cap Fund	770,458	—	—	770,458
Global Fund	7,732,178	—	—	7,732,178

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Partners Fund	$—	$—	$(2,269,268)	$—	$—	$74,511,637	$72,242,369
Small-Cap Fund	—	—	—	(298,932,605)	—	120,164,129	(178,768,476)
Global Fund	—	—	(2,031,636)	(297,450)	—	75,404,964	73,075,878

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The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $5,436 and $49,283 for the Longleaf Small-Cap Fund and Longleaf Global Fund, respectively.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October Losses
Partners Fund	$2,269,268
Small-Cap Fund	—
Global Fund	2,031,636

At December 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized in the current year as follows:

	Short-Term	Long-Term	Total	Capital Loss Carry Forwards Utilized
Partners Fund	$—	$—	$—	$—
Small-Cap Fund	51,776,977	247,155,628	298,932,605	51,750,314
Global Fund	291,450	—	297,450	4,276,652

As a result of the acquisition of another Fund, $297,450 of short-term loss carryover, remains to be recognized in future years. This amount is less than the annual limitation under tax rules.

During the fiscal year ended December 31, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, the tax treatment of a target fund’s capital loss carryforward acquired as a result of a merger and adjustments for use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2025 as follows:

	Paid In Capital	Accumulated Earnings (Losses)
Partners Fund	$6,724,305	$(6,724,305)
Small-Cap Fund	—	—
Global Fund	259,297	(259,297)

Note 9. Commitments and Contingencies

The Funds indemnify the Board for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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Note 10. Principal Risks

The following is a summary of the principal risks of investing in the Funds, please see the Funds’ prospectus for a complete discussion of these and other risks.

Stock Market Risk - Equity prices fluctuate in response to actual or perceived developments at individual companies, within particular industries or sectors, or general economic conditions. Equity prices may also fluctuate due to other disruptive events in one or more countries, including but not limited to government shutdowns, war, military conflict, natural disasters, epidemic/pandemic outbreaks, political uprisings, inflation, rapid interest rate changes, supply chain disruptions, sanctions, increased government spending, social unrest and the like. If a Fund’s price declines and you redeem your shares, you could lose money.

Non-Diversification Risk - Because the Funds are non-diversified under federal securities laws and generally invests in 15 to 25 companies, each holding will have a greater impact on the Funds’ total return, and share value could fluctuate more than if a greater number of securities were held.

Small-Cap Risks - Smaller companies may have more limited product lines, markets, and financial resources than larger companies, and to the extent recently established, may have limited or no operating history to evaluate. In addition, their securities may trade less frequently and in more limited volume than those of larger companies. Small-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, our ability to dispose of such securities may be more limited.

Non-U.S. Investment Risks - Non-U.S. investment risks can include political, economic and social changes, non-U.S. withholding taxes, exchange controls, confiscation, non-U.S. governmental restrictions, differences in accounting and auditing standards, more limited availability of public information and market illiquidity. In addition, non-U.S. securities are generally denominated and traded in non-U.S. currencies, and the Funds may invest in derivative instruments that provide exposure to non-U.S. currencies. The exchange rates between currencies can fluctuate daily. As a result, the values of a Fund’s non-U.S. securities may be affected by changes in exchange rates between non-U.S. currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. As a result, the Fund’s price will be more susceptible to currency fluctuations. Non-U.S. investment risks may be more pronounced in emerging markets and may also include possible sanctions by governmental bodies and other entities.

Focused Geographic Risks - The Funds do not limit the percentage of assets invested in any particular geographic region or country. Accordingly, there may be periods when the Fund has significant exposure to a particular region or country, so that negative events occurring in that area would have a greater adverse impact on performance than they would on more geographically diversified funds.

Large Shareholder Transaction Risk - Certain shareholders may from time to time own a substantial amount of the shares of the Funds. The Funds may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Funds. Large redemptions may cause the Funds to sell securities at times when it would not otherwise, which could negatively impact Fund performance, and also result in additional transaction costs, an increase to the Funds’ expense ratio, and may accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains. Similarly, large purchases may adversely affect the Funds’ performance to the extent that the Funds are delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

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Note 11. Fund Reorganization

On August 20, 2025, the Board approved an Agreement and Plan of Reorganization which provided for the acquisition of all of the assets and the assumption of the liabilities of the Longleaf Partners International Fund in exchange for shares of the Longleaf Partners Global Fund. The purpose of the transaction was to enhance investment management efficiencies and flexibility and increase economies of scale which reduces shareholder expenses. Shareholders of the Longleaf Partners International Fund approved the reorganization on December 18, 2025 and the reorganization took place at the close of business on December 19, 2025. The acquisition was accomplished by a tax-free exchange of shares at close of business Friday, December 19, 2025. For financial reporting purposes, assets received and shares issued by the Longleaf Partners Global Fund were recorded at fair value; however, the cost basis of the investments received from the Longleaf Partners International Fund was carried forward to align ongoing reporting of the Longleaf Partners Global Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Acquired Fund	Shares Redeemed	Acquiring Fund	Shares Issued	Value	Conversion Ratio
Longleaf Partners International Fund	30,730,722	Longleaf Partners Global Fund	37,589,042	$525,749,822	1.22

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Acquired Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Longleaf Partners International Fund	30,730,722	$525,749,822	$38,217,996

Acquiring Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Longleaf Partners Global Fund	19,143,605	$267,756,977	$42,937,084

The net assets and net unrealized appreciation immediately after the acquisition were as follows:

Surviving Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Longleaf Partners Global Fund	56,732,647	$793,506,799	$81,155,080

Assuming the acquisition had been completed on January 1, 2025, the beginning of the reporting period for the Funds, the Longleaf Partners International Fund and Longleaf Partners Global Fund pro-forma results of operations for the fiscal year ended December 31, 2025 are as follows:

Longleaf Partners Global Fund
Net investment Income	$11,178,701
Net realized and unrealized gain on investments	$161,150,475
Net increase in net assets from operations	$172,329,176

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenues and earnings of the Longleaf Partners International Fund that have been included in the Longleaf Partners Global Fund’s statement of operations since December 19, 2025. Since the Longleaf Partners International Fund and Longleaf Partners Global Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Note 12. Subsequent Events

The Funds evaluated events from the date of the financial statements through the date the financial statements were issued. There were no subsequent events requiring recognition or disclosure.

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Financial Highlights

The presentation is for a share outstanding throughout each year or period.

Partners Fund
	Six Months Ended June 30, 2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value Beginning of Year or Period	$22.20		$24.32	$22.58	$18.26	$24.81	$21.73
Net Investment Income(a)	0.11		0.19	0.22	0.14	0.18	0.22
Net Realized and Unrealized Gain (Loss)	(0.28)		0.54	1.77	4.33	(5.91)	4.79
Total from Investment Operations	(0.17)		0.73	1.99	4.47	(5.73)	5.01
Distributions from Net Investment Income	—		(0.21)	(0.25)	(0.15)	(0.20)	(0.23)
Distributions from Net Realized Capital Gains	—		(2.64)	—	—	(0.62)	(1.70)
Total Distributions	—		(2.85)	(0.25)	(0.15)	(0.82)	(1.93)
Net Asset Value End of Year or Period	$22.03		$22.20	$24.32	$22.58	$18.26	$24.81
Total return	(0.77	)%(c)	2.93%	8.80%	24.49%	(23.25)%	23.58%
Net Assets End of Year or Period (thousands)	$1,059,467		$1,101,328	$1,267,970	$1,369,014	$1,235,789	$1,802,205
Ratio of Expenses to Average Net Assets(b)	0.79	%(d)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of Net Investment Income to Average Net Assets	1.06	%(d)	0.79%	0.94%	0.68%	0.82%	0.86%
Portfolio Turnover Rate	33	%(c)	65%	38%	43%	39%	35%

Small-Cap Fund
	Six Months Ended June 30, 2026		Year Ended December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value Beginning of Year or Period	$29.09		$27.36	$24.97	$20.98	$26.30	$23.85
Net Investment Income(a)	0.15		0.07	0.19	0.11	0.20	0.16
Net Realized and Unrealized Gain (Loss)	(1.64)		2.00	2.23	4.11	(5.27)	2.51
Total from Investment Operations	(1.49)		2.07	2.42	4.22	(5.07)	2.67
Distributions from Net Investment Income	—		(0.31)	(0.03)	(0.23)	(0.25)	(0.22)
Return of Capital	—		(0.03)	—	—	—	—
Total Distributions	—		(0.34)	(0.03)	(0.23)	(0.25)	(0.22)
Net Asset Value End of Year or Period	$27.60		$29.09	$27.36	$24.97	$20.98	$26.30
Total return	(5.12	)%(c)	7.56%	9.69%	20.15%	(19.27)%	11.18%
Net Assets End of Year or Period (thousands)	$640,715		$729,471	$690,069	$853,518	$1,179,044	$1,829,722
Ratio of Expenses to Average Net Assets(b)	0.95	%(d)	0.95%	0.95%	0.95%	0.95%	0.96%
Ratio of Net Investment Income to Average Net Assets	1.04	%(d)	0.24%	0.73%	0.50%	0.84%	0.61%
Portfolio Turnover Rate	25	%(c)	59%	27%	24%	18%	33%

(a)	Computed using average shares outstanding throughout the year.
(b)	Expenses presented net of fee waiver. The Partners Fund expense ratio before waiver for the periods ended June 30, 2026 and December 31, 2025, 2024, 2023, 2022, and 2021 were 0.94%, 0.93%, 0.97%, 1.05%, 1.03%, and 1.00%, respectively. The Small-Cap Fund expense ratio before waiver for the periods ended June 30, 2026 and December 31, 2025, 2024, 2023, 2022, and 2021 were 1.01%, 1.02%, 1.04%, 1.07%, 1.01%, and 0.97%, respectively.
(c)	Not annualized.
(d)	Annualized.

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Global Fund
	Six Months Ended June 30, 2026		Year Ended December 31,
	(Unaudited)		2025		2024	2023	2022	2021
Net Asset Value Beginning of Year or Period	$14.00		$13.15		$12.28	$10.04	$13.34	$13.26
Net Investment Income (Loss)(a)	0.04		0.06		0.49	(0.01)	0.04	0.09
Net Realized and Unrealized Gain (Loss)	0.13		2.13		0.80	2.27	(3.25)	0.94
Total from Investment Operations	0.17		2.19		1.29	2.26	(3.21)	1.03
Distributions from Net Investment Income	—		(0.37)		(0.42)	(0.02)	(0.01)	(0.07)
Distributions from Net Realized Capital Gains	—		(0.97)		—	—	(0.08)	(0.88)
Total Distributions	—		(1.34)		(0.42)	(0.02)	(0.09)	(0.95)
Net Asset Value End of Year or Period	$14.17		$14.00		$13.15	$12.28	$10.04	$13.34
Total return	1.21	%(d)	16.72%		10.50%	22.48%	(24.15)%	8.20%
Net Assets End of Year or Period (thousands)	$692,022		$793,127		$249,625	$254,001	$225,399	$343,327
Ratio of Expenses to Average Net Assets(b)	0.95	%(e)	1.07	%(c)	1.05%	1.13%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.62	%(e)	0.42%		3.72%	(0.05)%	0.33%	0.59%
Portfolio Turnover Rate	32	%(d)	70%		62%	43%	33%	48%

(a)	Computed using average shares outstanding throughout the year.
(b)	Expenses presented net of fee waiver. The Global Fund expense ratio before waiver for the periods ended June 30, 2026 and December 31, 2025, 2024, 2023, 2022, and 2021 were 1.00%, 1.23%, 1.29%, 1.35%, 1.33%, and 1.31%, respectively.
(c)	Reorganization expenses not subject to expense waivers and/or reimbursement were 0.02%.
(d)	Not annualized.
(e)	Annualized.

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Additional Information (Unaudited)

The following additional information may be obtained for free by calling (800) 445-9469, visiting southeasternasset.com, or on the SEC’s website at sec.gov.

Proxy Voting Policies and Procedures

A description of Longleaf’s Proxy Voting Policies and Procedures is included in the Statement of Additional Information (SAI).

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is contained in Form N-PX.

Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at www.sec.gov. The exhibits for the most recent 1st and 3rd quarters are also available at www.southeasternasset.com.

Fund Trustees

Additional information about Fund Trustees is included in the SAI.

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Our Governing Principles
We will treat your investment as if it were our own.
We will remain significant investors in Longleaf Partners Funds.
We will invest for the long term, while striving to maximize returns and minimize business, financial, purchasing power, regulatory and market risks.
We will choose each equity investment based on its discount from our appraisal of corporate intrinsic value, its financial strength, its management, its competitive position, and our assessment of its future earnings potential.
We will focus our assets in our best ideas.
We will not impose loads or 12b-1 charges on mutual fund shareholders.
We will consider closing to new investors if closing would benefit existing clients.
We will discourage short-term speculators and market timers.
We will continue our efforts to enhance shareholder services.
We will communicate with our investment partners as candidly as possible.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Longleaf Partners Funds Trust

By (Signature and Title)

/s/ O. Mason Hawkins

O. Mason Hawkins

Trustee

Longleaf Partners Funds Trust

Date	09/03/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ross Glotzbach

Ross Glotzbach

CEO, Southeastern Asset Management, Inc.

Functioning as principal executive officer under agreements with
Longleaf Partners Funds Trust and its separate series

Date	09/03/2026

By (Signature and Title)

/s/ Ryan S. Hocker

Ryan S. Hocker

Global Funds Treasurer, Southeastern Asset Management, Inc.

Functioning as principal financial officer under agreements with

Longleaf Partners Funds Trust and its separate series

Date	09/03/2026